INTEREST RATE SWAPS - Gross amounts of liabilities - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative Liabilities, Gross Amount of Recognized Liabilities	$ 2,981	$ 1,530
Derivative Liabilities, Gross Amount Offset in the Condensed Consolidated Balance Sheets	0	0
Derivative Liabilities, Net Amounts of Liabilities Presented in the Condensed Consolidated Balance Sheets	2,981	1,530
Derivative Liabilities , Gross Amounts not Offset in the Condensed Consolidated Balance Sheets,Financial Instruments	0	0
Derivative Liabilities , Gross Amounts not Offset in the Condensed Consolidated Balance Sheets,Cash Collateral Received	0	0
Derivative liabilities, Net Amount	$ 2,981	$ 1,530